S-K 1603, SPAC Sponsor; Conflicts of Interest	Sep. 22, 2025
spac [Line Items]
Fiduciary Duties to Other Companies, SPAC Officers and Directors [Table Text Block]
Individual	Entity	Entity’s Business	Affiliation
Xunlei Lu	Living Stone Pearl Company	Wholesale and Manufacturing	Chief Executive Officer and Director
	Thunderstone Ltd		Sole member and director
Hengfeng Ge	Addor Capital	Venture Capital Investment	Partner
	Jiangsu Meike Solar Technology Co., Ltd.	Photovoltaic Products	Director
	Foshan De Ma Te Intelligent Equipment Technology Co., Ltd.	Linear Motors and Motion Control Systems	Director
Junke Zhu	The First People’s Hospital of Changzhou	Medical Service	Employee
Long Yan	AllBright Law Offices	Legal Service	Partner
Xueli Hou	Doumiao Digital Technology Corp.	Automobile Service	Chief Financial Officer
Mouda Wei	Ubcare Dental Medical Group	Medical Service	Founder and Chairman of the Board of Directors

SPAC Insider [Member]
spac [Line Items]
Conflict of Interest, Description [Text Block]	Our insiders will directly or indirectly own 1,437,500 insider shares (up to 187,500 ordinary shares of which are subject to forfeiture depending on the extent to which the underwriters’ over-allotment option is exercised) and, accordingly, may have a conﬂict of interest in determining whether a particular target business is an appropriate business with which to effectuate our initial business combination.
Initial Shareholders [Member]
spac [Line Items]
Conflict of Interest, Description [Text Block]	The approximately $0.017 per share price that our initial shareholders paid for the insider shares creates an incentive whereby our sponsor, directors and ofﬁcers could potentially make a substantial proﬁt even if the company selects an acquisition target that subsequently declines in value and is unproﬁtable for public investors.
Insiders [Member]
spac [Line Items]
Conflict of Interest, Description [Text Block]	The personal and financial interests of our insiders may influence their motivation in timely identifying and pursuing an initial business combination or completing our initial business combination. The different timelines of competing business combinations could cause our insiders to prioritize a different business combination over finding a suitable acquisition target for our business combination. For example, if two targets are being evaluated by our management team, and one is more stable and has a better risk or stability profile for our public shareholders, but may take a longer time to diligence and go through the business combination process, while the other has a less favorable risk or stability profile for our public shareholders, but would be easier, quicker and more certain to guide through the business combination process, our management team may decide to choose what they believe to be the quicker and more certain path despite its less favorable risk or stability profile for our public shareholders, as our management team would likely not receive any financial benefit unless we consummated a business combination. Consequently, our insiders’ discretion in identifying and selecting a suitable target business may result in a conflict of interest when determining whether the terms, conditions and timing of a particular business combination are appropriate and in our shareholders’ best interest, which could negatively impact the timing for a business combination.

Sponsor and Members [Member]
spac [Line Items]
Conflict of Interest, Description [Text Block]	Our sponsor and members of our management team will directly or indirectly own our securities following this offering, and accordingly, they may have a conflict of interest in determining whether a particular target business is an appropriate business with which to effectuate our initial business combination, including the fact that they may lose their entire investment in us if our initial business combination is not completed, except to the extent they receive liquidating distributions from assets outside the trust account.
SPAC Officers and Directors [Member]
spac [Line Items]
Conflict of Interest, Description [Text Block]	Each of our ofﬁcers and directors may have a conﬂict of interest with respect to evaluating a particular business combination if the retention or resignation of any such ofﬁcers and directors was included by a target business as a condition to any agreement with respect to our initial business combination. In addition, certain of our officers or directors may receive compensation upon consummation of our initial business combination, and accordingly, they may have a conflict of interest in determining whether a particular target business is an appropriate business with which to effectuate our initial business combination as such compensation will not be received unless we consummate such business combination.
Business Combination [Member]
spac [Line Items]
Conflict of Interest, Description [Text Block]	The insider shares owned by our insiders will be released from lock-up restrictions only if a business combination is successfully completed and subject to certain other limitations. Additionally, our insiders will not receive distributions from the trust account with respect to any of their insider shares if we do not complete a business combination. Furthermore, our insiders have agreed that the private units will not be sold or transferred by them until after we have completed our initial business combination. In addition, our insiders may loan funds to us after this offering to finance transaction costs and/or incur expenses on our behalf in connection with an initial business combination, such persons may have a conflict of interest in determining whether a particular target business is an appropriate business with which to effectuate our initial business combination as such loans may not be repaid and/or such expenses would only be reimbursed if we complete an initial business combination. For the foregoing reasons, the personal and ﬁnancial interests of our directors and executive ofﬁcers may inﬂuence their motivation in identifying and selecting a target business, completing a business combination in a timely manner and securing the release of their shares.
Other Blank Check Company [Member]
spac [Line Items]
Conflict of Interest, Description [Text Block]	Our ofﬁcers and directors may in the future become afﬁliated with entities, including other blank check companies, engaged in business activities similar to those intended to be conducted by our company.
Allocating Management [Member]
spac [Line Items]
Conflict of Interest, Description [Text Block]	Our ofﬁcers and directors are not required to, and will not, commit any speciﬁed amount of time to our affairs, and, accordingly, may have conﬂicts of interest in allocating management time among various business activities, including our search for a business combination, monitoring the related due diligence and their other businesses. Other than the foregoing, we do not intend to have any full-time employees prior to the completion of our initial business combination. Each of our ofﬁcers is engaged in several other business endeavors for which he or she may be entitled to substantial compensation, and our ofﬁcers are not obligated to contribute any speciﬁc number of hours per week to our affairs.
Other Business Activities [Member]
spac [Line Items]
Conflict of Interest, Description [Text Block]	In the course of their other business activities, our ofﬁcers and directors may become aware of investment and business opportunities which may be appropriate for presentation to our company as well as the other entities with which they are afﬁliated. Our management has pre-existing ﬁduciary duties and contractual obligations and may have conﬂicts of interest in determining to which entity a particular business opportunity should be presented. As a result, our ofﬁcers or directors may present a potential target to our competitor that would have been presented to us or devote time to our affairs which may have a negative impact on our ability to complete our initial business combination.
Sponsor [Member]
spac [Line Items]
Conflict of Interest, Description [Text Block]	Our insiders are not prohibited from sponsoring, or otherwise becoming involved with, any other blank check companies prior to completing our initial business combination. Accordingly, if any of our ofﬁcers or directors becomes aware of a business combination opportunity that is suitable for an entity to which he or she has then current ﬁduciary or contractual obligations, he or she will honor his or her ﬁduciary or contractual obligations to present such opportunity to such entity and only present it to us if such entity rejects the opportunity, subject to his or her ﬁduciary duties under Cayman Islands law.